Restricted Net Assets (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Restricted Net Assets
Required minimum percentage of after-tax-profit allocated to general reserve	10.00%	10.00%
Threshold percentage of general reserve of the registered capital, used as criteria of allocation requirement	50.00%	50.00%
Required minimum percentage of after-tax-profit allocated to statutory common reserve	10.00%	10.00%
Threshold percentage of statutory common reserve of the registered capital, used as criteria of allocation requirement	50.00%	50.00%
Amount of restricted paid-in-capital and statutory reserve funds	$ 185,618,634	1,135,800,419	1,121,746,176